Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2011
Short-term Investments

Short-term investments consisted of the following as of December 31, 2010 and December 31, 2011:

	December 31, 2011
	Carrying Value	Unrealized Gains/(Losses)	Estimated Fair Value	Estimated Fair Value
	(RMB)	(RMB)	(RMB)	(US$)

Held-to-maturity securities
- Fixed rate time deposits	319,774,660	—	319,774,660	50,807,077
- Investment contract
- China Railway Trust (3)	600,000,000	—	600,000,000	95,330,399

Total short-term investments	919,774,660	—	919,774,660	146,137,476

	December 31, 2010
	Carrying Value	Unrealized Gains/(Losses)	Estimated Fair Value
	(RMB)	(RMB)	(RMB)

Held-to-maturity securities
- Fixed rate time deposits	1,403,362,000	—	1,403,362,000
- Investment contract
- New China Trust (1)	500,000,000	—	500,000,000
- Shanghai Lingang and Anhui Hailuo (2)	1,350,000,000	—	1,350,000,000

Total short-term investments	3,253,362,000	—	3,253,362,000

(1)	On August 21, 2009, the Group entered into a two year investment contract amounting to RMB500,000,000 with a fixed quarterly yield of 1.5% (6% per annum) with new China Trust. The investment contract is secured by 45,040,000 A-shares of Shanghai Pudong Development Bank (“PDB”), a company listed on the Shanghai Stock Exchange. Management has accounted for this investment as short-term investment held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimated remaining period until maturity. There was no impairment indicators present associated with these investment contracts at December 31, 2010. Proceeds with respect to this investment have been received by the Group on the maturity date of August 21, 2011.
(2)	On December 24, 2010, the Company entered into investment contracts with Shanghai Lingang and Anhui Hailuo amounting to RMB850,000,000 and RMB500,000,000, respectively, with fixed interests of 4.0% and 4.2% per annum, respectively and maturity of 150 days and 157 days, respectively. The principal amounts of the Shanghai Lingang and Anhui Hailuo investment contracts are wholly guaranteed by China Minsheng Banking Corp. Ltd, a company that is listed on both the Shanghai and Hong Kong Stock Exchange. Management has accounted for these investment contracts as short-term investments held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimated remaining period until maturity. There was no impairment indicators present associated with these investment contracts at December 31, 2010. Proceeds with respect to these investments have been received by the Group on May 30, 2011.
(3)	During November 2011, the Company made an investment in China Railway Trust (the “Trust”), an affiliate of state owned China Railway Group Limited, of RMB 600,000,000 (US$95,330,399), which was used to fund a short-term loan provided from the Trust to Zhonghang Wanke Co., Ltd. (“Zhonghang Wanke”), a large scale commercial and residential real estate development company with operations throughout the P.R.C., with an annual interest rate of 13% and a maturity term of one year. This short-term investment is in a real estate project of Zhonghang Wanke, which excluding management fees charged by the Trust, is expected to yield a net return to the Company of 9.1%. The principal and interest of the investment loan are collateralized by a certain land use right and any associated construction-in-progress. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2011.